Unaudited Pro Forma Net Effect of Gentiva Merger (Details) - Gentiva Health Services Inc - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Revenues	$ 7,020,543	$ 6,857,359
Income (loss) from continuing operations attributable to Kindred	64,928	(662,457)
Loss attributable to Kindred	$ (933)	$ (786,426)
Basic:
Income (loss) from continuing operations	$ 0.75	$ (7.84)
Net loss	(0.01)	(9.30)
Diluted:
Income (loss) from continuing operations	0.73	(7.84)
Net loss	$ (0.01)	$ (9.30)